Loans payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Loans payable	¥ 172,891	¥ 200,417
Third parties [Member]
Statement [Line Items]
Loans payable	140,558	110,917
Shareholders [Member]
Statement [Line Items]
Loans payable	20,000	10,000
Related parties [Member]
Statement [Line Items]
Loans payable	¥ 12,333	¥ 79,500